Leases - Narrative (Details)					1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 09, 2022 USD ($)	Jun. 26, 2022 USD ($) ft²	Jun. 23, 2022 USD ($)	Jun. 13, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 27, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 03, 2021 USD ($)
Finance Leases
Finance lease, right-of-use asset, amortization							$ 312,954	$ 312,954		$ 1,251,817	$ 1,244,059
Finance lease, interest expense							$ 305,262	317,905		$ 1,255,231	1,301,842
Finance lease, weighted average remaining lease term							11 years 8 months 12 days			11 years 11 months 12 days
Finance lease, weighted average discount rate							8.01%			8.01%
Operating Leases
Right of use assets					$ 1,460,206		$ 15,949,731			$ 16,407,566	1,460,206
Operating lease liability					$ 1,495,158		16,325,975			16,581,379	1,495,158
Operating lease, cost							598,590	126,561		1,006,683	386,056
Operating lease, payments							$ 540,833	124,654		$ 1,087,951	402,688
Operating lease, weighted average remaining lease term							11 years 8 months 12 days			11 years 9 months 29 days
Operating lease, weighted average discount rate (as a percent)							6.01%			6.00%
Cost of Sales
Finance Leases
Finance lease, right-of-use asset, amortization							$ 44,503	0		$ 151,398	422,259
Operating Leases
Operating lease, cost							$ 216,754	$ 0		329,938	0
General and Administrative Expense
Operating Leases
Operating lease, cost										$ 676,745	$ 386,056
RCA Office And Warehouse Space
Operating Leases
Operating lease term					89 months						89 months
Right of use assets					$ 1,196,764						$ 1,196,764
Operating lease liability					$ 1,226,128						$ 1,226,128
Operating lease, discount rate (as a percent)					4.00%						4.00%
Ft. Myers, Florida
Operating Leases
Operating lease term			180 months									72 months
Monthly operating lease obligation						$ 58,333
Right of use assets	$ 1,179,091		$ 8,725,000									$ 3,689,634
Operating lease liability	$ 1,179,091		$ 8,725,000									$ 3,689,634
Operating lease, discount rate (as a percent)	6.25%		7.00%									3.96%
Ann Arbor, Michigan
Operating Leases
Right of use assets		$ 543,595
Operating lease liability		$ 543,595
Operating lease, discount rate (as a percent)		5.13%
Number of additional area (sq.ft) | ft²		12,800
San Jose, California
Operating Leases
Right of use assets				$ 5,506,357
Operating lease liability				$ 5,506,357
Operating lease, discount rate (as a percent)				4.00%
Minimum | RCA Office And Warehouse Space
Operating Leases
Monthly operating lease obligation					$ 31,350
Minimum | Ft. Myers, Florida
Operating Leases
Monthly operating lease obligation	$ 21,637		$ 67,708						$ 40,833
Minimum | Ann Arbor, Michigan
Operating Leases
Monthly operating lease obligation		$ 16,000
Minimum | San Jose, California
Operating Leases
Monthly operating lease obligation				$ 49,156
Maximum | RCA Office And Warehouse Space
Operating Leases
Monthly operating lease obligation					$ 35,207
Maximum | Ft. Myers, Florida
Operating Leases
Monthly operating lease obligation	$ 23,682		$ 89,306						$ 49,583
Maximum | Ann Arbor, Michigan
Operating Leases
Monthly operating lease obligation		$ 16,800
Maximum | San Jose, California
Operating Leases
Monthly operating lease obligation				$ 66,062